Other Income and Expense Items - Schedule of Other income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income [Abstract]
Interest	$ 888,196	$ 50,484	$ 145,035
Research and Development tax incentive	9,368,544	1,292,578	5,917,484
Total	$ 10,256,740	$ 1,343,062	$ 6,062,519